Subsequent events	12 Months Ended
Dec. 31, 2023
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events

44 Subsequent events

The following events have occurred in the period between the reporting date and the date of authorisation of these consolidated financial statements.

In January 2024, the Parent Company obtained a long-term bank loan in the nominal amount of 3,000 with quarterly installments starting from June 2024, at an interest rate of Euribor 3 M+spread equal to 2.95%, and final payment on 31/12/2028. The debt is guaranteed by a government entity guaranteeing 90% of the loan.

Additionally, a Chinese subsidiary also in the same month obtained a revolving credit line from a Chinese bank up to 30 million CNY (equivalent to 3,821) aimed at managing working capital.

On April 9, 2024, the majority shareholder of the Parent Company signed an agreement with the Parent Company, whereby the Equity Commitment Agreement signed in 2020 is declared resolved, and the amount of 2,500, paid by the majority shareholder in 2020 and for which the Parent Company had committed to repayment by March 31, 2024, is converted into an interest-bearing loan effective from March 31, 2024, with maturity on March 31, 2027, and an annual interest rate of 2.50%.